Adjustments for non-cash items	12 Months Ended
Dec. 31, 2020
Adjustments for non-cash items
Adjustments for non-cash items

Note 31 - Adjustments for non‑cash items

DKK thousand	2020	2019	2018

Depreciation, amortization and impairment	42,692	13,682	4,508
Sharebased compensation expenses	30,485	14,763	17,474
Income tax income	(5,543)	(5,999)	0
Income tax expense	15,408	614	43,773
Financial income	(1,127)	(9,306)	0
Financial expenses	3,511	3,390	19,736
Non paid royalty expenses regarding sale of future royalties and milestones	0	0	6,575
Exchange rate adjustments	57,712	(7,937)	9,864
Total adjustments	143,138	9,207	101,930